Share of profit loss from investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Share of Profit/Loss from Investments Accounted for Using Equity Method

The line item Share of profit/(loss) from investments accounted for using the equity method comprises:

(€ million)	2018	2017	2016
Regeneron(a)	484	82	128
BMS co-promotion entities(b)	12	13	16
Other investments accounted for using the equity method	3	(10)	(8)

Total	499	85	136

(a)	Includes the impact of amortization charged on the fair value remeasurement of Sanofi’s share of the acquired intangible assets and inventories of Regeneron.
(b)	Share of co-promotion profits attributable to Sanofi for territories covered by entities majority owned by BMS (see Note C.2.).